Pruco Life Insurance Company                                                  Sun-Jin Moon
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

September 11, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Pruco Life Variable Appreciable Account  (File No. 811-3971)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life Variable Appreciable Account (the “Account”), we hereby submit, pursuant to  Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2012 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.:811-07452
CIK No.:0000896435
Accession No.:0000950123-12-011179
Date of Filing:08/24/12

2.Filer/Entity:American Century Variable Portfolios, Inc.
Registration No.:811-05188
CIK No.:0000814680
Accession No.:000143779-12-008798
Date of Filing:08/23/12

3.Filer/Entity:Advanced Series Trust ("AST")
Registration No.:811-05186
CIK No.:0000814679
Accession No.:0001193125-12-372158
Date of Filing:08/29/12

4.Filer/Entity:Janus Aspen Series
Registration No.:811-07736
CIK No.:0000906185
Accession No.:0000950123-12-011474
Date of Filing:08/29/12

5.Filer/Entity:MFS Variable Insurance Trust
Registration No.:811-8326
CIK No.:0000918571
Accession No.:0001193125-12-364816
Date of Filing:08/22/12

6.Filer/Entity:T. Rowe Price International Stock Portfolio
Registration No.:811-07143
CIK No.:0000918292
Accession No.:0001206774-12-003746
Date of Filing:08/27/12

7.Filer/Entity:The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:0000711175
Accession No.:0001193125-12-368242
Date of Filing:08/24/12

If you have any questions regarding this filing, please contact me at (973) 802-4708.

       Sincerely,

      _/s/__________________________
Sun-Jin Moon

VIA EDGAR